Condensed Statement of Shareholders' Deficit - USD ($)	Mezzanine [Member]	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2022	$ 3,485,313		$ 70,513	$ 174,272,031	$ (172,955,053)	$ 1,387,491
Balance, shares at Dec. 31, 2022			705,126,846
Stock and warrant compensation cost				1,474,225		1,474,225
Net Loss					(1,631,500)	(1,631,500)
Balance at Mar. 31, 2023	3,485,313		$ 70,513	175,746,256	(174,586,553)	1,230,216
Balance, shares at Mar. 31, 2023			705,126,846
Balance at Dec. 31, 2022	3,485,313		$ 70,513	174,272,031	(172,955,053)	1,387,491
Balance, shares at Dec. 31, 2022			705,126,846
Net Loss						(3,177,532)
Balance at Dec. 31, 2023	3,485,313		$ 70,460	176,279,264	(176,132,585)	217,139
Balance, shares at Dec. 31, 2023			704,599,512
Balance at Mar. 31, 2023	3,485,313		$ 70,513	175,746,256	(174,586,553)	1,230,216
Balance, shares at Mar. 31, 2023			705,126,846
Stock and warrant compensation cost				398,498		398,498
Net Loss					(661,618)	(661,618)
Balance at Jun. 30, 2023	3,485,313		$ 70,513	176,144,754	(175,248,171)	967,096
Balance, shares at Jun. 30, 2023			705,126,846
Stock and warrant compensation cost				68,106		68,106
Net Loss					(440,643)	(440,643)
Balance at Sep. 30, 2023	3,485,313		$ 70,513	176,212,860	(175,688,814)	594,559
Balance, shares at Sep. 30, 2023			705,126,846
Stock and warrant compensation cost				66,351		66,351
Net Loss					(443,771)	(443,771)
Common stock surrendered and cancelled			$ (53)	53
Balance, shares			(527,334)
Balance at Dec. 31, 2023	3,485,313		$ 70,460	176,279,264	(176,132,585)	217,139
Balance, shares at Dec. 31, 2023			704,599,512
Stock and warrant compensation cost				76,287		76,287
Net Loss					(471,004)	(471,004)
Balance at Mar. 31, 2024	3,485,313		$ 70,460	176,355,551	(176,603,589)	(177,578)
Balance, shares at Mar. 31, 2024			704,599,512
Balance at Dec. 31, 2023	3,485,313		$ 70,460	176,279,264	(176,132,585)	217,139
Balance, shares at Dec. 31, 2023			704,599,512
Net Loss						(1,809,962)
Balance at Dec. 31, 2024	3,485,313		$ 70,460	176,508,484	(177,942,547)	(1,363,603)
Balance, shares at Dec. 31, 2024			704,599,512
Balance at Mar. 31, 2024	3,485,313		$ 70,460	176,355,551	(176,603,589)	(177,578)
Balance, shares at Mar. 31, 2024			704,599,512
Stock and warrant compensation cost				43,043		43,043
Net Loss					(437,438)	(437,438)
Balance at Jun. 30, 2024	3,485,313		$ 70,460	176,398,594	(177,041,027)	(571,973)
Balance, shares at Jun. 30, 2024			704,599,512
Stock and warrant compensation cost				54,945		54,945
Net Loss					(438,741)	(438,741)
Balance at Sep. 30, 2024	3,485,313		$ 70,460	176,453,539	(177,479,768)	(955,769)
Balance, shares at Sep. 30, 2024			704,599,512
Stock and warrant compensation cost				54,945		54,945
Net Loss					(462,779)	(462,779)
Balance at Dec. 31, 2024	3,485,313		$ 70,460	176,508,484	(177,942,547)	(1,363,603)
Balance, shares at Dec. 31, 2024			704,599,512
Stock and warrant compensation cost				55,376		55,376
Adjustment to mezzanine	(39,200)					0
Net Loss					(476,094)	(476,094)
Balance at Mar. 31, 2025	$ 3,446,113		$ 70,460	$ 176,563,860	$ (178,418,641)	$ (1,784,321)
Balance, shares at Mar. 31, 2025			704,599,512